Note 12 - Subsequent Events	9 Months Ended
Sep. 30, 2018
Statement Line Items [Line Items]
Disclosure of events after reporting period [text block]
12.
Subsequent Events

Subsequent to the quarter end the Company issued
1,901,279
common shares pursuant to its ATM with Cantor Fitzgerald for gross proceeds of approximately
$3.69
million and also issued
707,547
common shares under the
2018
Share Purchase Agreement for gross proceeds of
$1.5
million. These transactions will be accounted for in the
three
months ended
December 31, 2018.